VOYA CREDIT INCOME FUND

Voya Credit Income Fund

(the "Fund")

Supplement dated October 4, 2022

to the Fund's Class A, Class C, Class I, Class T and Class W Common Shares'

Prospectus, dated June 28, 2022

(the "Prospectus")

Effective immediately, Mohamed Basma, CFA and Randall Parrish, CFA are added as portfolio managers for the Fund. In addition, effective on or about April 30, 2023, Jeffrey A. Bakalar will no longer serve as a portfolio manager for the Fund.

Effective immediately, the Prospectus is revised as follows:

The sub-section of the Prospectus entitled "Investment Management and Other Service Providers

–The Sub-Adviser and Portfolio Managers – Voya Investment Management Co. LLC – Portfolio Management" is amended to include the following:

Mohamed Basma, CFA, serves as a managing director and head of leveraged credit at Voya Investment Management and also chairs the leveraged credit investment committee. Previously at Voya, Mr. Basma served as head of senior loans and global CLOs for leveraged credit where he was responsible for all aspects of the team's senior loan and global CLO business and the team's CLO investing strategies. Prior to joining Voya, Mr. Basma was a senior auditor and consultant in the audit and business advisory group with Arthur Andersen, LLP, where he was responsible for executing corporate audits and financial consulting engagements.

Randall Parrish, CFA, serves as a managing director and head of public credit at Voya Investment Management, overseeing the investment grade, emerging market and leveraged credit teams. Previously at Voya, Mr. Parrish was head of high yield and served as a portfolio manager and analyst on the high yield team. Prior to joining Voya, Mr. Parrish was a corporate banker in leveraged finance with SunTrust Bank and predecessors to Bank of America.

Effective on or about April 30, 2023, the Prospectus is revised as follows:

All references to Jeffrey A. Bakalar as a portfolio manager for the Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA CREDIT INCOME FUND

Voya Credit Income Fund

(the "Fund")

Supplement dated October 4, 2022

to the Fund's Class A, Class C, Class I, Class T and Class W Common Shares'

Statement of Additional Information, dated June 28, 2022

(the "SAI")

Effective immediately, Mohamed Basma, CFA and Randall Parrish, CFA are added as portfolio managers for the Fund. In addition, effective on or about April 30, 2023, Jeffrey A. Bakalar will no longer serve as a portfolio manager for the Fund.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other

Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
		Companies		Vehicles
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio	of		of		of
Manager	Accounts		Accounts		Accounts
Mohamed	0	$0	0	$0	0	$0
Basma, CFA2
Randall	6	$12,515,584,681	71	$3,313,291,894	9	$1,239,422,906
Parrish, CFA2

2 As of August 31, 2022.

2.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Mohamed Basma, CFA2	None
Randall Parrish, CFA2	None
2 As of August 31, 2022.

In addition, effective on or about April 30, 2023, the SAI is revised as follows:

All references to Jeffrey A. Bakalar as a portfolio manager for the Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE